Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Total revenues	$ 284,106,012		$ 198,198,774		$ 103,043,585
Cost of revenues
Total cost of revenues	(271,393,133)		(161,966,604)		(94,014,612)
Gross profit	12,712,879		36,232,170		9,028,973
Operating expenses
Sales and marketing expenses	(1,863,093)		(1,952,111)		(1,606,731)
General and administrative expenses	(3,681,753)		(2,735,501)		(1,421,509)
Research and development expenses	(1,741,078)		(1,564,367)		(469,931)
Credit loss provision for receivables	(99,755)		(608,188)
Impairment loss on assets held by FTX			(9,826,600)
Impairment loss on digital assets	(6,986,921)		(12,948,969)
Impairment loss on mining equipment			(11,849,595)
Loss on disposal of subsidiary					(64,490)
Realized gain on sales of digital assets	18,231,133		4,947,841		369,200
Realized fair value gain on digital asset borrowings			4,206,292
Total operating expenses, net	3,858,533		(32,331,198)		(3,193,461)
Operating income	16,571,412		3,900,972		5,835,512
Other expense:
Interest expense	(5,535,595)		(2,517,119)
Interest income	1,054,968		343,188		135,300
Other income/(expenses), net	586,961		49,664		(1,118)
Income before income taxes	12,677,746		1,776,705		5,969,694
Income tax expense/(benefit)	2,183,284		(665,929)		1,043,451
Net income and total comprehensive income	$ 10,494,462		$ 2,442,634		$ 4,926,243
Earnings per share:
Ordinary shares – basic (in Dollars per share)	$ 0.07		$ 0.02		$ 0.03
Weighted average number of shares outstanding used in calculating earnings per share:
Ordinary shares – basic (in Shares)	150,000,000		149,383,562		142,500,000
Related Party
Cost of revenues
Total cost of revenues	$ (166,540,600)		$ (83,877,580)		$ (7,007,454)
Third Parties
Cost of revenues
Total cost of revenues	(80,397,259)		(59,954,875)		(87,007,158)
Depreciation and Amortization
Cost of revenues
Total cost of revenues	$ (24,455,274)		$ (18,134,149)
Arisz Acquisition Corp.
Operating expenses
General and administrative expenses		$ 585,514		$ 544,157
Franchise tax expense		40,000		53,194
Operating income		(625,514)		(597,351)
Other income:
Interest earned on investments held in Trust Account		2,386,358		418,075
Other expense:
Interest on Bitfufu loan		51,229
Income before income taxes		1,709,615		(179,276)
Income tax expense/(benefit)		492,735		76,625
Net income and total comprehensive income		$ 1,216,880		$ (255,901)
Arisz Acquisition Corp. | Common Stock Subject To Possible Redemption
Earnings per share:
Ordinary shares – basic (in Dollars per share)		$ 0.36		$ 0.58
Weighted average number of shares outstanding used in calculating earnings per share:
Ordinary shares – basic (in Shares)		5,432,532		5,893,151
Arisz Acquisition Corp. | Non-redeemable Common Stock
Earnings per share:
Ordinary shares – basic (in Dollars per share)		$ (0.36)		$ (1.89)
Weighted average number of shares outstanding used in calculating earnings per share:
Ordinary shares – basic (in Shares)		2,001,389		1,961,132